Segment Reporting - Schedule of Revenue from Business Operation (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Revenue from Business Operation [Line Items]
Revenue	$ 6,186,645	$ 7,223,220	$ 10,692,613
Cost of revenue and related tax	3,609,750	4,232,253	5,005,710
Gross profit	2,576,895	2,990,967	5,686,903
Selling expense	852,569	1,066,649	1,129,146
Depreciation and amortization	89,441	174,671	176,243
Total capital expenditures	10,876	95,020	37,237
Online Education Service [Member]
Schedule of Revenue from Business Operation [Line Items]
Revenue	5,684,089	7,012,452	10,508,873
Cost of revenue and related tax	3,492,409	4,148,694	4,904,801
Gross profit	2,191,680	2,863,758	5,604,072
Selling expense	783,313	1,035,525	1,109,743
Depreciation and amortization	82,175	169,574	173,214
Total capital expenditures	9,993	95,020	37,237
TTechnological Development and Operation Service [Member]
Schedule of Revenue from Business Operation [Line Items]
Revenue	502,556	210,768	183,740
Cost of revenue and related tax	117,341	83,559	100,909
Gross profit	385,215	127,209	82,831
Selling expense	69,256	31,124	19,403
Depreciation and amortization	7,266	5,097	3,029
Total capital expenditures	$ 883